UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07850

Allegiant Advantage Fund

(Exact name of registrant as specified in charter)

760 Moore Road

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-364-4890

Date of fiscal year end: May 31

Date of reporting period: November 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

Institutional Money Market Fund

SEMI-ANNUAL REPORT

November 30, 2007

(Unaudited)

The Discipline of Investing, a Commitment to Results

Allegiant

ADVANTAGE FUND

AllegiantFunds.com

ALLEGIANT

ADVANTAGE FUND

SEMI - ANNUAL REPORT

Allegiant Advantage Institutional

Money Market Fund

This material must be preceded or accompanied by a prospectus.

You should consider the investment objective, risks, charges, and expenses of the Allegiant Advantage Institutional Money Market Fund (the “Fund”) carefully before investing. A prospectus and other information about the Fund may be obtained by calling your investment professional, calling 1-800-364-4890 or downloading one at www.allegiantfunds.com. Please read it carefully before you invest or send money.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Allegiant Asset Management Company (“Adviser”) serves as investment adviser to the Fund, for which it receives an investment advisory fee. The Fund is distributed by Professional Funds Distributor, LLC (“PFD”), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with the Adviser and is not a bank.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Allegiant Advantage Institutional Money Market Fund

CHAIRMAN’S MESSAGE

JANUARY 2008

Dear Shareholders:

We are pleased to provide you with important semi-annual information about Allegiant Advantage Institutional Money Market Fund, as well as a review of the financial markets and the events shaping the global markets. As of November 30, 2007, total assets of the Fund remained at $2 billion.

The financial news has been dominated by events in the credit markets since problems emerged in the subprime mortgage market last year. This has generated increased scrutiny as to the credit quality and liquidity of individual securities held in investment portfolios. Your investment adviser has remained closely apprised of developments in the credit markets and continues to maintain a rigorous and ongoing credit review process.

Finally, we would like to take this opportunity to thank Jack Breen for his valuable service on our Board of Trustees. Jack, who retired during this semi-annual period, made significant contributions during his tenure on the Board.

If you have any questions regarding this Fund or other funds offered by Allegiant, please visit AllegiantFunds.com or contact an Allegiant representative at 1-800-364-4890. Our staff is available from 8:00 a.m. to 6:00 p.m. Monday through Friday.

Thank you for your continued confidence in the Allegiant Advantage Institutional Money Market Fund. We look forward to serving your investment needs in the year ahead.

Sincerely,

Robert D. Neary
Chairman

Allegiant Advantage Institutional Money Market Fund

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

“…the Federal Reserve Board made significant moves to increase liquidity.”

Economic and Market Overview

During the second half of 2007, investors were faced with two significant economic events: the fallout of subprime lending, with its ensuing credit crunch, and slowing economic growth. As a result, both stock and bond investors today are dealing with higher market volatility and increased uncertainty.

During the year, it became apparent that the housing market and its accompanying job creation, construction activity and consumer spending could no longer drive U.S. economic growth as it had for much of the past five years. Rising financing costs resulted in fewer home sales, lower home prices and higher levels of defaults among marginal, or subprime, borrowers. The increase in subprime defaults made an impact on the market’s financial sector – particularly those financial institutions that had extended sub-optimal loans to borrowers – as well as the investors who had purchased securities formed by bundling these loans. The negative effects of these issues quickly rippled throughout the economy, ultimately affecting both stock and bond investors.

By August, tightening credit markets weighed on the economy, despite previously released economic data that had suggested continued strength and benign inflation. In response, the Federal Reserve Board made significant moves to increase liquidity. On August 17, the Fed cited growing risks to the economy when it cut the discount rate (the rate the Fed charges banks to lend directly) by 50 basis points. The Fed surprised the bond and equity markets on September 18, when it again cut both the discount rate and the target fed funds rate by 50 basis points. An additional 25-basis-point cut in October was accompanied by a Fed statement that risks to slowing growth and inflation were balanced.

Fixed Income

In the second half of 2007, volatility greatly increased in the fixed-income markets, resulting in substantially expanded risk premiums. This environment was in part the result of the recognition of serious issues with subprime mortgage loans, such as surging delinquencies and foreclosures of residential mortgage loans due to poor underwriting standards and weakening home prices. The subprime mortgage crisis rippled through the financial markets, creating a significant financial crisis that has greatly diminished liquidity and credit availability.

As the financial crisis unfolded in this period, the bond market responded with a classic “flight to quality” movement reflected in the 2-year note’s 191-basis-point decline in yield and the yield spread’s 128-basis-point widening between the 2-year and 10-year notes. Concurrently, credit yield spreads to treasuries, especially in the financial sectors, experienced extremely wide gaps as a prominent group of institutions took over $60 billion in balance sheet write-downs. In acknowledgment of this financial crisis and its potential to slow future economic growth, the Federal Reserve Bank lowered the target on the federal funds rate from 5.25% to 4.5%.

Commentary provided by Allegiant Asset Management Company

“The subprime mortgage crisis rippled through the financial markets…”

In spite of the crisis on Wall Street, the economy of Main Street, with the exception of housing, remained resilient with a low unemployment rate of 4.7% and a third-quarter Real GDP of 4.9%. This did not alleviate the crisis as liquidation of fixed-income securities into a risk-averse market overwhelmed bond investors’ ability to absorb these bonds without large concessions. The valuations of all non-treasury securities, including municipal bonds and AAA-rated asset-backed securities were severely affected.

Equities

The housing market downturn and credit crunch negatively affected the Financial and Consumer Discretionary sectors of the market, contributing to a considerable increase in volatility during the second half of 2007. Quantitative managers, such as multi-strategy hedge funds, were particularly affected by the markets in August. With a portion of their portfolios invested in illiquid mortgage-backed securities, many of these managers were forced to liquidate equity holdings to raise needed capital. Consequently, prices of many valuation-based portfolios were sent downward.

Third-quarter earnings for the S&P 500® were weaker than expected and included the first year-over-year decline in quarterly earnings in more than five years. So far this year, large cap companies, which tend to have higher exposure to the faster-growing international economies and benefit from a greater number of exports due to the weak dollar, performed well. The Materials, Energy andTechnology sectors likewise benefited from strong international growth and development during the year.

As investors sought the safety of higher-quality, larger companies, large cap stocks significantly outperformed their small cap counterparts year-to-date in 2007 according to Russell growth and value indices across all market capitalizations. And in the growth vs. value face-off, the Russell Growth Index and the Russell Value Index show that growth stocks outperformed value stocks across all market capitalizations during the period. Investors typically seek stronger growth opportunities in a slowing economic climate.

Developing countries, such as Brazil, China, Russia and India, now appear to be the greatest contributors to international growth, adding as much as 30% to world GDP (ISI Group). While Europe and the United Kingdom addressed credit issues similar to those of the United States, international growth remained higher than domestic during the period.

Looking Ahead

The current financial crisis continues to develop. Large financial firms are experiencing serious liquidity and balance sheet issues, which are impairing the ability of businesses and consumers to borrow.

Allegiant Advantage Institutional Money Market Fund

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

As a result of earlier excesses, investors are seeing less consumer lending, tighter underwriting standards, more selective credit card issuance and more restrictive corporate lending. Working through this will likely be a long-term process and it will have a significant impact on economic growth. That said, the Federal Reserve has made moves to inject liquidity and lower borrowing costs. Though this may stoke inflation worries, slower economic growth could act to keep inflation contained.

Future economic growth estimates have been lowered to a range of 1.8% to 2.5% in 2008, but the probability of a recession remains unknown. The outcome will depend upon the willingness of financial institutions to lend and the consumer’s willingness and ability to spend.

Corporate America has done relatively well in the recent environment. However, investors question how performance can continue to improve in an environment where growth is slowing and credit is tightening. Earnings growth estimates for 2008, which were at 9% in January 2007, have fallen to only 2% today.

Fears remain that the U.S. growth slowdown will adversely impact international growth. Financial markets are now global, and the domestic demand generated by emerging economies could provide a boost for U.S.-based exporters.

Overall, the markets have begun to assimilate information. Looking forward, we see mounting evidence of an economic slowdown, or even a recession in the near term. We are likely to see additional action by the Federal Reserve to help U.S. growth reaccelerate and there is growing optimism for a better second half of 2008.

Allegiant Advantage Institutional Money Market Fund

SUMMARY OF PORTFOLIO HOLDINGS / EXPENSE TABLE

The table below presents portfolio holdings as a percentage

of total investments as of November 30, 2007.

Commercial Paper	50.4%
Repurchase Agreements	16.6
Corporate Bonds	12.8
Certificates of Deposit	8.7
Money Market Funds	4.6
Municipal Securities	2.6
Master Notes	2.2
Funding Agreements	2.1
100.0%

All mutual funds have operating expenses. As a shareholder of the Fund, you could incur operating expenses including investment advisory fees, distribution (12b-1) fees and other Fund expenses. Such expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund. The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2007 to November 30, 2007).

The Expense Table that appears for your Fund below illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Expense Table

	Beginning Account Value 6/1/07	Ending Account Value 11/30/07	Annualized Expense Ratio	Expense Paid During Period*
Actual
Institutional Class	$1,000.00	$1,025.74	0.16%	$0.81

Advisor Class	1,000.00	1,025.49	0.21	1.06
Hypothetical**
Institutional Class	1,000.00	1,024.20	0.16	0.81

Advisor Class	1,000.00	1,025.00	0.21	1.06

*	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 366.

**	Assumes annual return of 5% before expenses.

Allegiant Advantage Institutional Money Market Fund FINANCIAL HIGHLIGHTS (Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2007 and For the Year Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income†	Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Net Asset Value, End of Period	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)
INSTITUTIONAL CLASS
2007*	$1.00	$0.03	$—	**	$(0.03)	$1.00	2.57%	$2,015,153	0.16%	5.10%	0.18%	5.08%
2007	1.00	0.05	—	**	(0.05)	1.00	5.32	2,112,795	0.15	5.19	0.18	5.16
2006	1.00	0.04	—		(0.04)	1.00	4.00	1,521,950	0.17	4.10	0.22	4.05
2005(1)	1.00	0.01	—		(0.01)	1.00	1.40	676,417	0.17	2.42	0.24	2.35
ADVISOR CLASS(2)
2007*	1.00	0.03	—	**	(0.03)	1.00	2.55	7,368	0.21	5.05	0.23	5.03
2007	1.00	0.04	—	**	(0.04)	1.00	3.68	529	0.20	5.14	0.23	5.11
2006	1.00	—	—		—	1.00	N/A	—	N/A	N/A	N/A	N/A
2005(1)	1.00	0.01	—		(0.01)	1.00	0.54	—	0.27	2.02	0.34	1.95

*	For the six months ended November 30, 2007. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Per share data calculated using average shares outstanding method.

(1)

Commencement of operations was October 28, 2004 for the Institutional Class and November 19, 2004 for the Advisor Class. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)

This Class is available to individual and institutional investors through a financial intermediary. During the year ended May 31, 2006, there was no shareholder activity in the Class; therefore, no ratios or total return are presented.

See Notes to Financial Statements.

Allegiant Advantage Institutional Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2007 ( Unaudited )

	Par (000)	Value (000)

COMMERCIAL PAPER† — 50.4%
Banks — 15.6%
Abbey National North America
4.790%, 01/22/08	$10,000	$9,931
4.660%, 01/24/08	18,000	17,874
4.670%, 01/30/08	15,000	14,883
5.145%, 02/29/08	20,000	19,743
Danske
4.700%, 01/10/08	20,000	19,896
4.950%, 01/16/08	15,000	14,905
4.730%, 01/31/08	10,000	9,920
4.800%, 02/20/08	15,000	14,838
JPMorgan Chase
4.750%, 12/18/07	20,000	19,955
5.050%, 01/03/08	20,000	19,908
Lloyds TSB Bank PLC
4.660%, 02/14/08	20,000	19,806
Nordea North America DE
5.180%, 01/04/08	20,000	19,902
4.900%, 02/26/08	20,000	19,763
Royal Bank of Scotland PLC
4.730%, 02/04/08	15,000	14,872
Societe Generale North America
4.755%, 12/27/07	20,000	19,931
5.080%, 01/22/08	15,000	14,890
4.725%, 02/07/08	15,000	14,866
Svenska Handelsbanken
5.020%, 01/23/08	15,000	14,889
4.815%, 02/21/08	15,000	14,835

		315,607

Finance-Automotive — 3.2%
DaimlerChrysler Revolving Auto Conduit
4.750%, 12/05/07	10,000	9,995
4.750%, 12/07/07	20,000	19,984
FCAR Owner Trust
4.750%, 12/04/07	10,000	9,996
4.710%, 12/11/07	10,000	9,987
Toyota Motor Credit
4.840%, 01/11/08	15,000	14,917

		64,879

Financial Conduits — 5.7%
Aegon Funding
4.900%, 01/23/08	20,000	19,856
Cancara Asset Securitization
5.215%, 01/08/08	20,000	19,890
Fountain Square Commercial Funding
4.720%, 12/04/07	20,000	19,992
4.750%, 12/06/07	15,000	14,990
4.700%, 12/10/07	15,000	14,982
Three Pillars Funding
4.740%, 12/07/07	15,000	14,988
Yorktown Capital
4.700%, 12/10/07	10,999	10,986

		115,684

Financial Services — 21.9%
ABN AMRO
5.000%, 01/15/08	20,000	19,875
4.770%, 02/15/08	20,000	19,799
4.950%, 02/26/08	14,000	13,833
AIG Funding
4.850%, 01/02/08	15,000	14,935
4.750%, 01/28/08	20,000	19,847
Allianz Finance
4.650%, 12/06/07	10,000	9,994
4.750%, 02/15/08	20,000	19,799
American Express
4.960%, 02/21/08	15,000	15,000
Dexia Delaware LLC
4.775%, 01/09/08	20,000	19,897
4.770%, 02/11/08	20,000	19,809
Fortis Funding LLC
4.770%, 01/10/08	20,000	19,894
4.800%, 01/14/08	20,000	19,883
General Electric Capital
5.230%, 12/17/07	20,000	19,953
Greenwich Capital
5.170%, 12/24/07	20,000	19,934
ING America Insurance Holdings
4.850%, 01/08/08	18,500	18,405
ING Funding LLC
5.010%, 01/16/08	15,000	14,904
4.690%, 02/14/08	20,000	19,805
Merrill Lynch
5.300%, 01/04/08	20,000	19,900
Prudential Funding LLC
4.840%, 01/07/08	20,000	19,900
4.790%, 01/18/08	20,000	19,872
Rabobank USA Finance
4.750%, 02/21/08	20,000	19,784
UBS Finance
4.855%, 12/19/07	20,000	19,951
5.015%, 01/17/08	15,000	14,902
4.665%, 01/30/08	15,000	14,883
4.730%, 02/04/08	8,900	8,824

		443,582

Industrials — 3.0%
IBM International Group Capital LLC
5.080%, 12/14/07	20,000	19,963
Nestle Capital
4.720%, 12/11/07	20,000	19,974
Procter & Gamble International Funding SCA
4.980%, 12/13/07	20,000	19,967

		59,904

Retail — 1.0%
Wal-Mart Stores
4.980%, 12/11/07	20,000	19,972

Total Commercial Paper (Cost $1,019,628)		1,019,628

CORPORATE BONDS — 12.8%
Banks — 3.8%
ANZ (FRN)
5.312%, 04/14/08(A)	24,000	24,009
BNP Paribas (FRN)
4.779%, 08/25/08(A)	10,000	10,000
Nordea Bank AB (FRN)
4.679%, 07/10/08(A)	5,500	5,501
Wachovia Bank (FRN)
4.570%, 10/03/08	15,000	14,946

Allegiant Advantage Institutional Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)

CORPORATE BONDS — continued
Banks — continued
Wells Fargo (FRN)
4.709%, 03/10/08	$2,500	$2,501
4.732%, 10/14/08 (A)	20,000	20,000

		76,957

Finance-Automotive — 1.2%
American Honda Finance (FRN) (MTN)
5.273%, 04/10/08 (A)	7,000	7,001
Toyota Motor Credit (FRN) (MTN)
3.574%, 03/17/08	10,000	10,000
3.574%, 03/24/08	7,000	7,000

		24,001

Financial Services — 4.2%
Bear Stearns (FRN) (MTN)
5.028%, 02/08/08	10,000	10,003
Citigroup
3.500%, 02/01/08	15,865	15,813
General Electric Capital (FRN) (MTN)
5.290%, 01/03/08	9,050	9,051
4.746%, 05/19/08	20,000	19,998
Goldman Sachs (FRN) (MTN)
5.460%, 02/26/08	6,600	6,607
JPMorgan Chase (FRN) (MTN)
5.154%, 01/25/08	3,783	3,783
Morgan Stanley (FRN) (MTN)
5.334%, 01/18/08	20,000	20,004

		85,259

Insurance — 3.6%
Allstate Life Global Funding II (FRN) (MTN)
5.322%, 04/14/08 (A)	20,000	20,008
ASIF Global Financing XXXII (FRN)
5.080%, 02/25/08 (A)	20,000	19,998
ING Security Life Institutional Funding (FRN) (MTN)
5.322%, 01/14/08 (A)	1,750	1,751
Monumental Global Funding II
3.850%, 03/03/08 (A)	4,500	4,482
Monumental Global Funding III (FRN)
5.568%, 03/20/08 (A)	10,000	10,000
Principal Life Income Funding Trusts (FRN) (MTN)
5.750%, 12/07/07	16,000	16,003

		72,242

Total Corporate Bonds (Cost $258,459)		258,459

CERTIFICATES OF DEPOSIT — 8.7%
Domestic — 4.2%
Citigroup
4.980%, 02/20/08	15,000	15,000
5.030%, 02/27/08	10,000	10,000
JPMorgan Chase Bank
5.130%, 01/10/08	20,000	20,000
M&I Bank FSB
5.753%, 12/13/07	10,000	10,001
Wilmington Trust
4.870%, 12/27/07	10,000	10,000
5.355%, 01/22/08	20,000	20,000

		85,001

Yankee — 4.5%
Barclays Bank PLC NY
5.180%, 01/17/08	15,000	15,000
5.020%, 02/20/08	15,000	15,000
Barclays Bank PLC NY (FRN)
4.648%, 01/03/08	20,000	20,000
Dexia Credit Local NY (FRN)
4.746%, 01/25/08	6,400	6,398
Lloyds TSB Bank PLC NY
4.910%, 01/22/08	10,000	10,000
Royal Bank of Canada NY (FRN)
3.604%, 01/22/08	10,000	10,000
Royal Bank of Scotland PLC NY
5.160%, 01/17/08	15,000	15,001

		91,399

Total Certificates of Deposit (Cost $176,400)		176,400

MUNICIPAL SECURITIES — 2.6%
Colorado — 0.3%
Colorado Housing & Finance Authority (RB) (VRDN)
4.950%, 11/01/36	1,020	1,020
Colorado Housing & Finance Authority (RB)
Series 1-B-1 (VRDN)
4.950%, 04/01/40	6,355	6,355

		7,375

Georgia — 0.2%
The Ultima @ Eagles Landing LLC (RB) (LOC - SunTrust Bank) (VRDN)
4.900%, 04/01/25	4,500	4,500

Massachusetts — 0.2%
Massachusetts Development Finance Agency, Clarendon Street Associates (RB) Series B (LOC - Bayerische Landesbank) (VRDN)
4.850%, 12/01/40	3,950	3,950

New Hampshire — 0.2%
New Hampshire Business Finance Authority (RB)
Series A (VRDN)
5.050%, 11/01/20	1,700	1,700
New Hampshire Health & Education Facilities Authority, Dartmouth College (RB) Series C (VRDN)
4.950%, 06/01/41	2,500	2,500

		4,200

New York — 0.4%
New York City Housing Development Corporation, Westport Development (RB) Series B (Fannie Mae) (VRDN)

4.850%, 06/15/34	7,400	7,400

North Carolina — 0.1%
Greensboro (GO) Series C (VRDN)
4.850%, 04/01/14	1,360	1,360

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — 0.3%
Cuyahoga County Economic Development Authority, Gateway Arena Project (RB) Series 2004B (VRDN)
4.810%, 06/01/22	$4,815	$4,815
Tennis for Charity (RB) (LOC - JPMorgan Chase) (VRDN)
4.750%, 12/01/29	400	400

		5,215

Pennsylvania — 0.2%
Pennsylvania Economic Development Financing Authority (RB) Series B3 (LOC - PNC Bank) (VRDN)	3,500	3,500

4.840%, 08/01/25
Virginia — 0.5%
Virginia State Housing Development Authority (RB) Series E (VRDN)	10,000	10,000

4.950%, 01/01/46
Washington — 0.2%
Seattle (GO) Series C (VRDN)
4.950%, 01/15/26	4,270	4,270

Total Municipal Securities (Cost $51,770)		51,770

MASTER NOTES — 2.2%
Banks — 2.2%
Bank of America (DO)
4.748%, 12/03/07	45,000	45,000

(Cost $45,000)
FUNDING AGREEMENTS — 2.1%
Metropolitan Life Funding Agreement (FRN)
5.784%, 09/17/08 (B)	20,000	20,000
New York Life Funding Agreement (FRN)
5.281%, 06/05/08 (B)	22,000	22,000

Total Funding Agreements
(Cost $42,000)		42,000

	Number of Shares
MONEY MARKET FUNDS — 4.5%
AIM STIT Liquid Assets Portfolio	45,005,381	45,005
BlackRock Liquidity Funds TempFund	47,000,000	47,000

Total Money Market Funds
(Cost $92,005)		92,005

REPURCHASE AGREEMENTS — 16.6%
Bank of America
4.610% (dated 11/30/07, due 12/03/07, repurchase price $36,013,830, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 5.000% to 6.000%, due 03/01/35 to 08/01/37, total market value $36,720,001)	36,000	36,000
4.650% (dated 11/08/07, due 12/12/07, repurchase price $40,175,667, collateralized by Federal National Mortgage Association Bonds, 5.086% to 6.000%, due 11/01/35 to 10/01/37, total market value $40,800,000) (B)	40,000	40,000
Barclays
4.610% (dated 11/30/07, due 12/03/07, repurchase price $5,013,446, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Notes, 4.280% to 6.000%, due 03/30/11 to 01/12/22, total market value $35,700,749)	35,000	35,000
Deutsche Bank
4.630% (dated 11/30/07, due 12/03/07, repurchase price $55,021,221, collateralized by Federal Home Loan Mortgage Corporation Bonds, 5.000% to 6.500%, due 01/01/20 to 08/01/37, total market value $56,100,001)	55,000	55,000
Goldman Sachs
4.610% (dated 11/30/07, due 12/03/07, repurchase price $38,014,598, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 4.000% to 7.500%, due 01/01/10 to 11/01/37, total market value $38,760,000)	38,000	38,000
Greenwich Capital
4.630% (dated 11/30/07, due 12/03/07, repurchase price $45,017,363, collateralized by Federal National Mortgage Association Bonds, 5.800% to 5.809%, due 9/01/37 to 11/01/37, total market value $45,901,141)	45,000	45,000
Merrill Lynch
4.610% (dated 11/30/07, due 12/03/07, repurchase price $40,015,367, collateralized by Federal Home Loan Mortgage Corporation Bond, 5.000%, due 05/01/36, total market value $40,804,674)	40,000	40,000

Allegiant Advantage Institutional Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — continued
UBS Securities
4.580% (dated 11/30/07, due 12/03/07, repurchase price $47,017,938, collateralized by Federal National Mortgage Association Bond, 5.047%, due 09/01/34, total market value $47,941,752)	$47,000	$47,000

Total Repurchase Agreements (Cost $336,000)		336,000

TOTAL INVESTMENTS — 99.9% (Cost $2,021,262)*		2,021,262

Other Assets & Liabilities — 0.1%
Dividends Payable
Institutional Class		(5,991)
Advisor Class		(14)
Investment Advisory Fees Payable		(206)
Administration Fees Payable		(21)
Custody Fees Payable		(14)
Trustees’ Fees Payable		(8)
Payable for Shares of Beneficial Interest Redeemed		(5,616)
Other		13,128

Total Other Assets & Liabilities		1,258

TOTAL NET ASSETS — 100.0%		$2,022,520

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$2,022,509
Undistributed Net Investment Income	17
Accumulated Net Realized Loss on Investments	(6)

Total Net Assets	$2,022,520

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class ($2,015,152,644 ÷ 2,015,167,460 outstanding shares of beneficial interest)	$1.00

Net Asset Value, Offering and Redemption Price Per Share — Advisor Class ($7,367,762 ÷7,367,924 outstanding shares of beneficial interest)	$1.00

*	Also cost for Federal income tax purposes.

†	The rate shown is the effective yield at purchase date.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $122,750 and represents 6.1% of net assets as of November 30, 2007.

(B)	Illiquid Security. Total market value of illiquid securities is (000) $82,000 and represents 4.1% of net assets as of November 30, 2007.

DO	— Demand Obligation: the rate shown is the rate in effect on November 30, 2007, and the date shown is the next reset date. The rate floats daily.

FRN	— Floating Rate Note: the rate shown is the rate in effect on November 30, 2007, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO	— General Obligation

LLC	— Limited Liability Company

LOC	— Letter of Credit

MTN	— Medium Term Note

PLC	— Public Liability Company

RB	— Revenue Bond

VRDN	— Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2007, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Financial Statements.

Allegiant Advantage Institutional Money Market Fund

STATEMENT OF OPERATIONS (000)

For the Six Months Ended November 30, 2007 (Unaudited)

Investment Income:
Interest	$54,236

Total Investment Income	54,236

Expenses:
Investment advisory fees	1,546
Administration fees	137
Shareholder services fees:
Advisor Class	1
Transfer agent fees	11
Custodian fees	42
Professional fees	31
Pricing service fees	2
Printing and shareholder reports	16
Registration and filing fees	20
Trustees’ fees	11
Miscellaneous	53

Total Expenses	1,870

Less:
Waiver of investment advisory fees	(206)

Net Expenses	1,664

Net Investment Income	52,572

Net realized gain on investments sold	7

Net Increase in Net Assets Resulting from Operations	$52,579

See Notes to Financial Statements.

Allegiant Advantage Institutional Money Market Fund

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007
Investment Activities:
Net investment income	$52,572	$96,635
Net realized gain (loss) on investments sold	7	(12)

Net increase in net assets resulting from operations	52,579	96,623

Dividends to Shareholders:
Dividends from net investment income:
Institutional Class	(52,432)	(96,440)
Advisor Class	(147)	(195)

Total dividends	(52,579)	(96,635)

Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Institutional Class	3,125,863	5,831,506
Advisor Class	85,475	43,088
Reinvestment of dividends:
Institutional Class	9,714	33,374
Advisor Class	86	136

Total proceeds from shares issued and reinvested	3,221,138	5,908,104

Value of shares redeemed:
Institutional Class	(3,233,219)	(5,274,024)
Advisor Class	(78,722)	(42,695)

Total value of shares redeemed	(3,311,941)	(5,316,719)

Increase (decrease) in net assets from share transactions	(90,803)	591,385

Total increase (decrease) in net assets	(90,803)	591,373

Net Assets:
Beginning of period	2,113,323	1,521,950

End of period*	$2,022,520	$2,113,323

*Including undistributed net investment income	$17	$24

See Notes to Financial Statements.

Allegiant Advantage Institutional Money Market Fund

NOTES TO FINANCIAL STATEMENTS

November 30, 2007 (Unaudited)

1. Fund Organization

The Allegiant Advantage Fund (the “Trust”) was organized as a Massachusetts business trust on May 18, 1993 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers one diversified investment portfolio, the Institutional Money Market Fund (the “Fund”). The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value and has two classes of shares outstanding, the Institutional Class and the Advisor Class which commenced operations on October 28, 2004 and November 19, 2004, respectively. Each share class is sold without a sales charge, represents an interest in the same portfolio of investments of the Fund, and is substantially the same in all respects, except that the Advisor Class is subject to a shareholder services fee.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund.

Investment Valuation

The investments of the Fund, other than investments in other money market funds, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its investments at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. No such investments held on November 30, 2007 were valued at other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Shareholder services fees relating to the Advisor Class are charged directly to that class. Expenses common to both classes, investment income, and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by the Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Repurchase Agreements

Repurchase agreements are considered loans under the 1940 Act. In connection therewith, the Fund’s custodian receives and holds collateral of not less than the repurchase price. If the value of the collateral falls below this amount, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Fund pursuant to the Advisory Agreement with Allegiant Asset Management Company (the “Adviser”), an indirect wholly owned subsidiary of National City Corporation (“NCC”), are payable monthly and are calculated at an annual rate of 0.15% of the Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees. Such waivers are voluntary and may be changed

Allegiant Advantage Institutional Money Market Fund

NOTES TO FINANCIAL STATEMENTS

November 30, 2007 (Unaudited)

or discontinued at any time. The waiver, which is calculated at an annual rate based on the Fund’s average daily net assets, was 0.02% during the six months ended November 30, 2007.

Custodian Fees

PFPC Trust Co., an affiliate of PFPC Inc. (“PFPC”) (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. PFPC Trust Co. also serves as Custodian for the Allegiant Funds (“Allegiant”), another registered investment company managed by the Adviser. Custodian fees for the Trust and Allegiant are calculated at the following annual rate: 0.004% of the first $10 billion of the combined average daily gross assets of the Trust and Allegiant and 0.002% of the combined average daily gross assets in excess of $10 billion. The custodian fees are allocated to the Trust and Allegiant based on each Fund’s average daily net assets. PFPC Trust Co. receives other transaction based charges and is reimbursed for out-of-pocket expenses. One of the officers of PFPC is Treasurer of the Trust and Allegiant. Another officer of PFPC is Assistant Secretary of the Trust and Allegiant.

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Advisor Class Shares in the Fund. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Advisor Class Shares in consideration for payment at an annual rate of up to 0.05% of the average daily net assets attributable to the Fund’s Advisor Class Shares held by a financial institution’s customers.

Distribution/12b-1 Fees

The Trust and Professional Funds Distributor, LLC (the “Distributor”) are parties to a distribution agreement dated August 25, 2004. The Trust has adopted a distribution plan (the “Plan”) for each share class in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Trust compensates the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.02% per annum of the average daily net assets of each share class of the Fund. During the six months ended November 30, 2007, the Trust did not pay any distribution/12b-1 fees and has voluntarily reduced the fees to 0.00%; the plan has not been amended.

Trustees’ Fees

The Trustees are paid for services rendered to the Trust and Allegiant, which are allocated to the Trust and Allegiant based on their average daily net assets. Each Trustee receives an annual fee of $40,000 plus either $4,000 for each combined Board meeting attended in person, or $2,000 for each Board meeting attended telephonically, and reimbursement of out-of-pocket expenses. These fees were effective through December 31, 2007. Effective January 1, 2008, the annual fee per Trustee will increase to $45,000 and the fee for each combined Board meeting attended will increase to $4,500. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $6,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, PFPC and National City Bank (“NCB”), an affiliate of the Adviser, are parties to a Co-Administration and Accounting Services Agreement, pursuant to which PFPC and NCB have agreed to serve as Co-Administrators to the Trust. NCB does not receive any fees for its services as Co-Administrator. For its services as Co-Administrator, PFPC receives fees at the following rates: 0.0125% of the first $1 billion of the Trust’s average daily net assets and 0.0100% of the Trust’s average daily net assets in excess of $1 billion. In addition, PFPC receives a base fee of $15,000 per annum.

Transfer Agent

PFPC serves as the Trust’s Transfer Agent. For its services as Transfer Agent, PFPC receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended November 30, 2007, PFPC received $12,259 from the Fund in aggregate fees and expenses for services rendered under the Transfer Agency Services Agreement.

Legal Fees

Expenses paid by the Trust for the six months ended November 30, 2007, include legal fees of $16,690 paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4. Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At May 31, 2007, the Fund had capital loss carryforwards of $901 available to offset future realized capital gains through May 31, 2014 and $2,352 available to offset future realized capital gains through May 31, 2015.

5. Market and Credit Risk

The Fund may invest up to 10% of net assets in illiquid securities. The relative illiquidity of some of these securities may adversely affect the Fund’s ability to dispose of such securities in a timely manner and at a fair price.

6. Indemnifications

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is immaterial. The Fund expects the risk of loss to be remote pursuant to the contracts.

7. Recent Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund implemented FIN 48 in its NAV calculation as of November 30, 2007. Management reviewed the Fund’s tax return position and applied the measurement requirements outlined in connection with FIN 48 and determined that implementation of FIN 48 did not have an impact on the Fund’s financial statements for the period ended November 30, 2007.

In September 2006, the Financial Accounting Standards Board issued FASB Statement No. 157, Fair Value Measurements, (“Statement 157”). Statement 157 establishes a framework for measuring fair value, clarifies the definition of fair value, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENT

The Trust’s Board of Trustees, including all of the independent Trustees, approved the continuation of the Advisory Agreement for the Allegiant Advantage Institutional Money Market Fund (the “Fund”) covered in this report, pursuant to which the Adviser provides the Trust with investment advisory services, for an additional one-year period.

In connection with such approval, the Trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Adviser’s services, experience and qualifications. Counsel provided the Trustees with a memorandum related to their consideration of the Agreement. The information considered by the Trustees with regard to the Adviser included: (i) the history, stability, organizational structure, assets under management and client base of the Adviser, (ii) fees under the advisory agreement, including breakpoints and fee waivers, for the Fund and, for the Adviser, comparative industry fee and expense data, (iii) any incidental non-monetary benefits realized through the Adviser’s relationship with the Fund, (iv) the investment performance of the Fund as compared with other similar mutual funds and benchmark indices, (v) ancillary services provided by the Adviser and its affiliates, (vi) any economies of scale realized by the Adviser and the Fund, and (vii) the Adviser’s direct and indirect costs incurred in providing advisory services. The Trustees reviewed additional information concerning the Adviser’s compliance procedures and controls. In addition to this annual review, the Trustees oversee and evaluate the Adviser’s services at their quarterly meetings.

The Trust’s Board of Trustees, including all of the independent Trustees, also received presentations from representatives of the Adviser and discussed the written materials that had been provided by the Adviser with respect to the proposed reapproval of the Advisory Agreement, as discussed below. After reviewing this information and such other matters as the Trustees considered necessary to the exercise of their reasonable business judgment, the Board and independent Trustees concluded that the compensation payable under the Advisory Agreement was fair and equitable with respect to the Fund and approved the continuation of the Advisory Agreement for the Fund.

Nature, Extent and Quality of Services Provided by the Adviser

The Board considered the Adviser’s portfolio management services and activities related to portfolio management. The Board reviewed the Adviser’s use of technology, research capabilities, risk management and investment management staff. The Board discussed the Adviser’s experience and qualifications of the personnel providing services, including the background, experience and responsibilities of the members of the portfolio management team. The Board also considered information that disclosed that all trades made on behalf of the Fund would receive best execution. Senior management of the Adviser discussed the structure and operations of the asset management business of the Adviser. The Board also considered its periodic meetings with the portfolio managers and other employees of the Adviser. The Board reviewed the Adviser’s management structure, assets under management and investment philosophies and processes. The Board reviewed profitability information and discussed the other benefits that may accrue to the Adviser and its affiliates, if any, due to the relationships with the Fund, including any non-monetary benefits accruing to the Adviser and/or its affiliates as a result of the Adviser’s advisory position with the Fund. The Board also considered that the Adviser’s management of the Fund could generate economies of scale as assets increase. The Board also reviewed and discussed the Adviser’s compliance policies and procedures, including interaction by the parties with the Trust’s chief compliance officer and compliance with the terms of Advisory Agreements, Prospectuses and Statements of Additional Information.

Investment Performance of the Fund

In considering the investment performance of the Adviser, the Board compared the investment performance of the Adviser to the performance of comparable fund peer groups and benchmark indices. The Board also reviewed the Adviser’s proposed investment approach for the Fund, including its investment philosophy, policies, techniques and strategies.

Costs of the Services, Profitability and Economies of Scale

The Board reviewed and discussed detailed information concerning revenues received by the Adviser under the Advisory Agreement and expenses it incurred in managing the Fund. The Board reviewed profitability reports for the Fund presented by the Adviser. The Board discussed the other benefits that may accrue to the Adviser and its affiliates due to their relationships with the Fund. The Board concluded that the profits were reasonable in view of the services provided to the Fund. The Board discussed whether the Fund has benefited from economies of scale and the potential for realization of economies of scale through fee waivers or reimbursement, or through fee and expense reduction, and concluded that the Adviser’s management of the Trust could generate economies of scale.

Fees

The Board reviewed the Fund’s advisory fee structure, the Fund’s total operating expense ratios and the Adviser’s voluntary fee waivers for the Fund. In so doing, the Board examined the Fund’s fees and expenses as compared to its respective comparable fund peer group. Those comparisons aided the Board in evaluating the reasonableness of the investment advisory fee to be paid by the Fund.

Approval of the Agreement

The Board weighed and balanced the information presented and based its decision on the totality of the circumstances. In addition to meetings specifically devoted to the review of advisory contracts, the Board meets regularly, at least each quarter, and considers matters related to the Trust’s Advisory Agreement including performance, advisory personnel and compliance, among other relevant issues. Based upon the information reviewed and material factors considered, without any one factor being dispositive, or considered in isolation, the Board, including all of the independent Trustees, concluded that the investment advisory fee to be paid by the Fund to the Adviser was reasonable in light of the services to be provided by the Adviser, that the proposed Advisory Agreement was fair and in the best interests of the Fund and that the Advisory Agreement should be approved.

Proxy Voting

A description of the policies and procedures that Allegiant Advantage Fund uses to determine how to vote proxies relating to its portfolio securities as well as information regarding how Allegiant Advantage Fund voted proxies during the most recent 12-month period ending June 30, is available upon request, without charge, by calling 1-800-364-4890, visiting the Fund’s website at www.allegiantfunds.com, or the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-364-4890, visiting the Trust’s website at www.allegiantfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Investment Adviser

Allegiant Asset Management Company

200 Public Square, 5th Floor

Cleveland, Ohio 44114

Distributor

Professional Funds Distributor, LLC

760 Moore Road

King of Prussia, Pennsylvania 19406

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square 18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

Custodian

PFPC Trust Co.

8800 Tinicum Boulevard, 4th Floor

Philadelphia, Pennsylvania 19153

760 Moore Road

King of Prussia, PA 19406

INVESTMENT ADVISER:

Allegiant Asset Management Company

200 Public Square, 5th Floor

Cleveland, OH 44114

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Allegiant Advantage Fund

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer &
Chief Legal Officer
(principal executive officer)

Date	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer &
Chief Legal Officer
(principal executive officer)

Date	January 29, 2008

By (Signature and Title)*	/s/ Patrick E. Glazar
Patrick E. Glazar, Treasurer
(principal financial officer)

Date	January 29, 2008

*	Print the name and title of each signing officer under his or her signature.